Accounts receivable, net (Tables)	12 Months Ended
Dec. 31, 2025
Accounts receivable, net
Schedule of Accounts Receivable, Net

	December 31,
	2024	2025
	RMB	RMB
Accounts receivable, gross	85,728	250,959
Less: credit loss provision	(9,684)	(12,390)
Accounts receivable, net	76,044	238,569

Schedule of Credit Loss Provision

	For the years ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Balance at beginning of the year	(2,303)	(15,717)	(9,684)
Current year provision	(13,888)	(6,501)	(3,874)
Current year reversal	474	12,534	1,168
Balance at end of the year	(15,717)	(9,684)	(12,390)